Mezzanine Equity - Narrative (Details) - USD ($)		12 Months Ended
	Nov. 30, 2021	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Purchase Requirement [Line Items]
Redeemable noncontrolling interests	$ 25,400,000	$ 25,400,000	$ 24,700,000
Mandatorily redeemable convertible preferred shares redemption value	$ 125,000,000	$ 125,000,000	$ 125,000,000
Dividends per common share (in dollars per share)	$ 0.30	$ 0.90	$ 0.60	$ 0.50
Cumulative convertible preferred shares
Purchase Requirement [Line Items]
Callable preferred shares (in shares)	125,000	125,000
Mandatorily redeemable preferred shares callable price per share (in dollars per share)	$ 1,000	$ 1,000
Mandatorily redeemable convertible preferred shares redemption value	$ 125,000,000	$ 125,000,000
Dividend rate on preferred stock		3.25%
Minimum common dividend considered for additional quarterly payments (in dollars per share)	$ 0.0625	$ 0.0625
Mandatoriy redeemable preferred stock, number of shares in conversion (in shares)	4,440,863	4,440,863
Mandatorily redeemable preferred stock, effective conversion price per share (in dollars per share)	$ 28.15	$ 28.15
Preferred stock, effective dividend rate, percentage	6.60%